Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,211,590.46

Principal:
Principal Collections	$16,885,110.28
Prepayments in Full	$11,722,276.92
Liquidation Proceeds	$301,755.04
Recoveries	$72,787.74
Sub Total	$28,981,929.98
Collections	$31,193,520.44

Purchase Amounts:
Purchase Amounts Related to Principal	$221,203.16
Purchase Amounts Related to Interest	$1,491.89
Sub Total	$222,695.05

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,416,215.49

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$31,416,215.49
Servicing Fee	$499,035.25	$499,035.25	$0.00	$0.00	$30,917,180.24
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,917,180.24
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$30,917,180.24
Interest - Class A-3 Notes	$174,679.17	$174,679.17	$0.00	$0.00	$30,742,501.07
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$30,673,048.57
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,673,048.57
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$30,635,223.15
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,635,223.15
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$30,605,405.15
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,605,405.15
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$30,564,624.65
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,564,624.65
Regular Principal Payment	$28,036,945.35	$28,036,945.35	$0.00	$0.00	$2,527,679.30
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,527,679.30
Residuel Released to Depositor	$0.00	$2,527,679.30	$0.00	$0.00	$0.00
Total		$31,416,215.49

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$28,036,945.35
Total					$28,036,945.35
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,036,945.35	$66.64	$174,679.17	$0.42	$28,211,624.52	$67.06
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$28,036,945.35	$20.89	$352,555.59	$0.26	$28,389,500.94	$21.15

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$381,118,198.95	0.9059144	$353,081,253.60	0.8392709
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$580,058,198.95	0.4322212	$552,021,253.60	0.4113300

Pool Information
Weighted Average APR	4.279%	4.272%
Weighted Average Remaining Term	39.43	38.58
Number of Receivables Outstanding	36,046	35,095
Pool Balance	$598,842,300.51	$569,504,786.45
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$582,273,800.55	$553,796,792.49
Pool Factor	0.4424704	0.4207936

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$8,542,571.80
Yield Supplement Overcollateralization Amount	$15,707,993.96
Targeted Overcollateralization Amount	$17,483,532.85
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$17,483,532.85

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	20

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		89	$207,168.66
(Recoveries)		54	$72,787.74
Net Losses for Current Collection Period			$134,380.92
Cumulative Net Losses Last Collection Period			$4,043,268.65
Cumulative Net Losses for all Collection Periods			$4,177,649.57

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.27%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.60%	473	$9,087,706.76
61-90 Days Delinquent	0.17%	49	$995,359.09
91-120 Days Delinquent	0.04%	12	$218,229.73
Over 120 Days Delinquent	0.10%	27	$596,703.63
Total Delinquent Receivables	1.91%	561	$10,897,999.21

Repossession Inventory:
Repossessed in the Current Collection Period		21	$459,603.47
Total Repossessed Inventory		38	$846,707.87

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3644%
Preceding Collection Period			0.3839%
Current Collection Period			0.2760%
Three Month Average			0.3415%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1841%
Preceding Collection Period			0.1970%
Current Collection Period			0.2507%
Three Month Average			0.2106%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer